Share-based Compensation - Narrative (Details) $ in Thousands		2 Months Ended	12 Months Ended
	Apr. 20, 2023 option shares	Jun. 30, 2023 USD ($) Day plan shares	Jun. 30, 2023 USD ($) plan shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based compensation plans | plan		2	2
Number of equity award options | option	2
Share-based payment arrangement, threshold trading days | Day		10
Share-based payment award, vesting period (in years)			3 years
Class A Common Stock | Share-Based Payment Arrangement, Nonemployee | Sphere Entertainment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares received for every one common stock shares held on record date (in shares)	1
Class A Common Stock | Employee Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)		11,000	11,000
Share-based payment award, expiration period (in years)			10 years
Class A Common Stock | Non-Employee Director Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)		750	750
Share-based payment award, expiration period (in years)			10 years
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, expiration period (in years)			7 years 6 months
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, expiration period (in years)			10 years
RSUs | Share-Based Payment Arrangement, Nonemployee | Sphere Entertainment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares received for every one common stock shares held on record date (in shares)	1
RSUs | Spinoff | Sphere Entertainment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares received for every one common stock shares held on record date (in shares)	1
RSUs | Spinoff | Madison Square Garden Entertainment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares received for every one common stock shares held on record date (in shares)	1
PSUs | Spinoff | Sphere Entertainment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares received for every one common stock shares held on record date (in shares)	1
PSUs | Spinoff | Madison Square Garden Entertainment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares received for every one common stock shares held on record date (in shares)	1
Performance Stock Units and Restricted Stock Units | Employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period for recognition			1 year 9 months 18 days
Performance Stock Units and Restricted Stock Units | Employee | Madison Square Garden Entertainment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost | $		$ 32,635	$ 32,635